UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Approval
	OMB Number:	3235-0456
FORM 24f-2	Expires:	December 31, 2014
Annual Notice of Securities Sold	Estimated average burden
Pursuant to Rule 24f-2	hours per response……….	2

1.	Name and address of issuer:

Neuberger Berman Alternative Funds
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fund name:
Neuberger Berman Absolute Return Multi-Manager Fund (Institutional, A and C Classes)
Neuberger Berman Dynamic Real Return Fund (All Classes)
Neuberger Berman Flexible Select Fund (All Classes)
Neuberger Berman Global Allocation Fund (All Classes)
Neuberger Berman Long Short Fund (All Classes)
Neuberger Berman Risk Balanced Commodity Strategy Fund (All Classes)

3.	Investment Company Act File Number:	811-21715

	Securities Act File Number :	333-122847

4(a).	Last day of fiscal year for which this Form is filed:	October 31, 2013

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):			$2,246,591,293

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$220,757,938

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable
		to the Commission:	$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-	$220,757,938

	(v)	Net Sales -- if Item 5(i) is greater than Item 5(iv)			$2,025,833,355
		[subtract Item 5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future years
		- if Item 5(i) is less than Item 5(iv) [subtract Item	$-
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See		x	0.0001288
		Instruction C.9):

	(viii)	Registration fee due [multiply Item 5(v) by Item			=	$260,927.34
5(vii)] (enter "0" if no fee is due):

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
			amount of securities (number of shares or other units) deducted here:			-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
		that number here:				-

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
			+	$-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$260,927.34

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 27, 2014

Method of Delivery:
		x	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:	/s/ John M. McGovern

John M. McGovern, Treasurer and Principal Financial and Accounting Officer

Date:	January 27, 2014

*  Please print the name and title of the signing officer below the signature.